Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Oct. 01, 2025	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Average SCT Total for Non-PEO NEOs(3) ($) (d)		Value of initial fixed $100 investment based on:			Company- Selected Measure: Ameren Adjusted (Non-GAAP) Annual Earnings Per Share(8) ($) (i)
Year (a)	SCT Total for PEO (Birk/Lyons)(1) ($) (b)	CAP to PEO (Birk/Lyons)(4) ($) (c)	SCT Total for PEO (Moehn)(2) ($) (b)	CAP to PEO (Moehn)(4) ($) (c)		Average CAP to Non-PEO NEOs(5) ($) (e)	Cumulative TSR ($) (f)	Peer Group Cumulative TSR(6) ($) (g)	Net Income(7) (in millions) $ (h)
2025	2,860,218	813,989	6,383,194	9,094,715	5,279,317	5,675,669	N/A	N/A	747	5.03
2024	2,973,817	4,808,411	—	—	4,933,199	9,345,357	N/A	N/A	559	4.63
2023	2,892,627	1,269,859	—	—	6,033,703	2,478,194	N/A	N/A	545	4.38
2022	2,376,562	2,614,438	—	—	5,100,902	6,083,692	N/A	N/A	562	4.14
2021	4,305,713	5,977,831	—	—	4,578,798	6,226,159	N/A	N/A	518	3.84

(1)
Mr. Birk served as the PEO during 2022, 2023, 2024, and through October 2, 2025, when he retired. Mr. Lyons served as the PEO in 2021.

(2)
Effective with Mr. Birk’s retirement, Mr. Moehn began serving as the PEO effective October 2, 2025.

(3)
The non-PEO NEOs for the applicable periods are: Mr. Lyons (2022-2025), Mr. Moehn (2021-October 2, 2025), Mr. Warner L. Baxter (2021-2022), Ms. Chonda J. Nwamu (2021-2024), Mr. Diya (2021; 2023-2025), Mr. Lindgren (2025), and Ms. Shaw (2025).

(4)
To calculate CAP for the PEOs, as reported in column (c), the following amounts were deducted from and added to the PEO’s total compensation, as reported in the SCT:

	2025	2025
	PEO #1 (Birk)	PEO #2 (Moehn)
SCT Total for PEO	2,860,218	6,383,194
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(1,883,848)	(3,491,892)
Change in Pension Value (as included in column (g) of the SCT)	(255,640)	(236,925)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(9)	456,345	3,370,918
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	165,201	422,337
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	432,917	2,461,320
Fair Value of Prior Year Awards Forfeited During the Year	(1,020,037)	—
Service Cost for all Defined Benefit Pension Plans	58,833	185,763
Compensation Actually Paid to PEO(10)	813,989	9,094,715
(5)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

2025
Average SCT Total Compensation for Non-PEO NEOs	5,279,317
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(2,820,446)
Change in Pension Value (as included in column (g) of the SCT)	(241,090)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(9)	2,407,503
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(9)	228,235
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(9)	978,480
Fair Value of Prior Year Awards Forfeited During the Year	(285,724)
Service Cost for all Defined Benefit Pension Plans	129,394
Average Compensation Actually Paid to Non-PEO NEOs(10)	5,675,669

(6)
The Company does not have publicly traded shares of common stock and, as a result, does not have a “total shareholder return”. As a result no cumulative total shareholder return or peer group cumulative total shareholder return has been included in this table.

(7)
Value reported is the Company’s net income attributable to Ameren common shareholders, as reported in the Company’s Annual Report on Form 10-K for the applicable period.

(8)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s adjusted (non-GAAP) diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance. Except for 2024 and 2025, values reported represent Ameren’s GAAP diluted EPS and adjusted (non-GAAP) diluted EPS. See Appendix A for a reconciliation of GAAP to adjusted (non-GAAP) EPS for 2024 and 2025.

(9)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2025 – 2027	12/31/2025	3.47%	17.19%	16.30% – 25.64%
2024 – 2026	12/31/2024	4.25%	19.77%	17.27% – 23.80%
	12/31/2025	3.48%	17.34%	16.71% – 27.48%
2023 – 2028	12/31/2023	3.85%	26.20%	24.49% – 30.56%
	12/31/2024	4.32%	19.82%	18.15% – 22.91%
	12/31/2025	3.54%	18.93%	17.19% – 26.33%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
	12/31/2024	4.16%	17.05%	15.08% – 23.65%

(10)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Company Selected Measure Name			Ameren Adjusted(Non-GAAP) AnnualEarnings Per Share
Named Executive Officers, Footnote
(1)
Mr. Birk served as the PEO during 2022, 2023, 2024, and through October 2, 2025, when he retired. Mr. Lyons served as the PEO in 2021.

(2)
Effective with Mr. Birk’s retirement, Mr. Moehn began serving as the PEO effective October 2, 2025.
(3)
The non-PEO NEOs for the applicable periods are: Mr. Lyons (2022-2025), Mr. Moehn (2021-October 2, 2025), Mr. Warner L. Baxter (2021-2022), Ms. Chonda J. Nwamu (2021-2024), Mr. Diya (2021; 2023-2025), Mr. Lindgren (2025), and Ms. Shaw (2025).

Peer Group Issuers, Footnote
(6)
The Company does not have publicly traded shares of common stock and, as a result, does not have a “total shareholder return”. As a result no cumulative total shareholder return or peer group cumulative total shareholder return has been included in this table.

Adjustment To PEO Compensation, Footnote
(4)
To calculate CAP for the PEOs, as reported in column (c), the following amounts were deducted from and added to the PEO’s total compensation, as reported in the SCT:

	2025	2025
	PEO #1 (Birk)	PEO #2 (Moehn)
SCT Total for PEO	2,860,218	6,383,194
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(1,883,848)	(3,491,892)
Change in Pension Value (as included in column (g) of the SCT)	(255,640)	(236,925)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(9)	456,345	3,370,918
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	165,201	422,337
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	432,917	2,461,320
Fair Value of Prior Year Awards Forfeited During the Year	(1,020,037)	—
Service Cost for all Defined Benefit Pension Plans	58,833	185,763
Compensation Actually Paid to PEO(10)	813,989	9,094,715
(9)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2025 – 2027	12/31/2025	3.47%	17.19%	16.30% – 25.64%
2024 – 2026	12/31/2024	4.25%	19.77%	17.27% – 23.80%
	12/31/2025	3.48%	17.34%	16.71% – 27.48%
2023 – 2028	12/31/2023	3.85%	26.20%	24.49% – 30.56%
	12/31/2024	4.32%	19.82%	18.15% – 22.91%
	12/31/2025	3.54%	18.93%	17.19% – 26.33%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
	12/31/2024	4.16%	17.05%	15.08% – 23.65%

(10)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Non-PEO NEO Average Total Compensation Amount			$ 5,279,317	$ 4,933,199	$ 6,033,703	$ 5,100,902	$ 4,578,798
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,675,669	9,345,357	2,478,194	6,083,692	6,226,159
Adjustment to Non-PEO NEO Compensation Footnote
(5)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

2025
Average SCT Total Compensation for Non-PEO NEOs	5,279,317
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(2,820,446)
Change in Pension Value (as included in column (g) of the SCT)	(241,090)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(9)	2,407,503
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(9)	228,235
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(9)	978,480
Fair Value of Prior Year Awards Forfeited During the Year	(285,724)
Service Cost for all Defined Benefit Pension Plans	129,394
Average Compensation Actually Paid to Non-PEO NEOs(10)	5,675,669
(9)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2025 – 2027	12/31/2025	3.47%	17.19%	16.30% – 25.64%
2024 – 2026	12/31/2024	4.25%	19.77%	17.27% – 23.80%
	12/31/2025	3.48%	17.34%	16.71% – 27.48%
2023 – 2028	12/31/2023	3.85%	26.20%	24.49% – 30.56%
	12/31/2024	4.32%	19.82%	18.15% – 22.91%
	12/31/2025	3.54%	18.93%	17.19% – 26.33%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
	12/31/2024	4.16%	17.05%	15.08% – 23.65%

(10)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Equity Valuation Assumption Difference, Footnote
(9)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2025 – 2027	12/31/2025	3.47%	17.19%	16.30% – 25.64%
2024 – 2026	12/31/2024	4.25%	19.77%	17.27% – 23.80%
	12/31/2025	3.48%	17.34%	16.71% – 27.48%
2023 – 2028	12/31/2023	3.85%	26.20%	24.49% – 30.56%
	12/31/2024	4.32%	19.82%	18.15% – 22.91%
	12/31/2025	3.54%	18.93%	17.19% – 26.33%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
	12/31/2024	4.16%	17.05%	15.08% – 23.65%

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures in the PVP Table
The most important annual financial measure that Ameren uses to link pay to performance is Ameren’s annual GAAP diluted EPS, which is not only the most heavily weighted metric in the STIP, but also generally consistent with Ameren’s TSR, which is the most heavily weighted performance metric in the LTIP. As shown in the chart below, Ameren’s GAAP diluted EPS increased by 7.8% between 2021 and 2022, while the PEO CAP and and the Average NEO CAP decreased by 56.3% and 2.3%, respectively, driven primarily by a new PEO in 2022. In 2023, while the PEO CAP and the Average NEO CAP decreased by 51.4% and 59.3% respectively, driven primarily by the impact on the fair value of outstanding equity awards of the fourth quarter 2023 Ameren stock price decline as a result of the unfavorable regulatory outcomes in Ameren Illinois’ natural gas and multi-year electric distribution rate review and grid plan proceedings, Ameren’s GAAP diluted EPS increased by 5.8%. In 2024, the PEO CAP and the Average NEO CAP increased by 278.7% and 277.1% respectively, and the Company’s adjusted (non-GAAP) diluted EPS increased by 5.7%. In 2025, the PEO CAP increased by 89.1% and the Average NEO CAP decreased by 39.3%, due primarily to the new PEO appointment in the fourth quarter, and the Company’s adjusted (non-GAAP) diluted EPS increased by 8.6%. During the five-year period (2021-2025), the Company’s net income increased by 44.2%.
(1)
Except for 2024 and 2025, EPS amounts in the chart represent both Ameren’s GAAP diluted EPS and its adjusted (non-GAAP) diluted EPS. See Appendix A for a reconciliation of Ameren’s GAAP to adjusted (non-GAAP) EPS for 2024 and 2025.

Tabular List, Table
Additional Company-Selected Performance Measures
The following table represents the unranked list of the most important performance measures used to align compensation actually paid to the PEO and NEOs for 2025 to the performance of Ameren and its subsidiaries, including the Company. While these performance measures are the most important measures, additional measures were also considered to align the PEO and NEOs’ pay and performance as further described in the “Compensation Discussion and Analysis” section above.
Ameren Annual EPS
Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Energy Transition metric

Net Income (Loss)			$ 747,000,000	$ 559,000,000	$ 545,000,000	$ 562,000,000	$ 518,000,000
Company Selected Measure Amount | $ / shares			5.03	4.63	4.38	4.14	3.84
PEO Name	Mr. Moehn	Mr. Birk
Measure:: 1
Pay vs Performance Disclosure
Name			Ameren Annual EPS
Non-GAAP Measure Description
(8)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s adjusted (non-GAAP) diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance. Except for 2024 and 2025, values reported represent Ameren’s GAAP diluted EPS and adjusted (non-GAAP) diluted EPS. See Appendix A for a reconciliation of GAAP to adjusted (non-GAAP) EPS for 2024 and 2025.

Measure:: 2
Pay vs Performance Disclosure
Name			Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Measure:: 3
Pay vs Performance Disclosure
Name			Energy Transition metric
2025 – 2027
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			3.47%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			17.19%
Volatility Range for Peer Group Minimum			16.3
Volatility Range for Peer Group Maximum			25.64
2024 – 2026
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			3.48%	4.25%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			17.34%	19.77%
Volatility Range for Peer Group Minimum			16.71	17.27
Volatility Range for Peer Group Maximum			27.48	23.8
2023 – 2028
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			3.54%	4.32%	3.85%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			18.93%	19.82%	26.20%
Volatility Range for Peer Group Minimum			17.19	18.15	24.49
Volatility Range for Peer Group Maximum			26.33	22.91	30.56
2023 – 2025
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				4.16%	4.23%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				17.05%	22.00%
Volatility Range for Peer Group Minimum				15.08	19.98
Volatility Range for Peer Group Maximum				23.65	24.79
Mr Birk [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,860,218	$ 2,973,817	$ 2,892,627	$ 2,376,562
PEO Actually Paid Compensation Amount			813,989	4,808,411	1,269,859	2,614,438
Michael L. Moehn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,383,194
PEO Actually Paid Compensation Amount			9,094,715
Mr. Lyons [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							4,305,713
PEO Actually Paid Compensation Amount							$ 5,977,831
PEO | Mr Birk [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,883,848)
PEO | Mr Birk [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(255,640)
PEO | Mr Birk [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			456,345
PEO | Mr Birk [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			165,201
PEO | Mr Birk [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			432,917
PEO | Mr Birk [Member] | Fair Value Of Prior Year Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,020,037)
PEO | Mr Birk [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			58,833
PEO | Michael L. Moehn [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,491,892)
PEO | Michael L. Moehn [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(236,925)
PEO | Michael L. Moehn [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,370,918
PEO | Michael L. Moehn [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			422,337
PEO | Michael L. Moehn [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,461,320
PEO | Michael L. Moehn [Member] | Fair Value Of Prior Year Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael L. Moehn [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			185,763
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,820,446)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(241,090)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,407,503
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			228,235
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			978,480
Non-PEO NEO | Fair Value Of Prior Year Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(285,724)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 129,394